Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Jan. 04, 2021	May 08, 2017	Mar. 29, 2021	Dec. 16, 2020	Mar. 31, 2020	May 16, 2019	Jul. 18, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 21, 2021	Feb. 19, 2021	Jan. 06, 2021	Feb. 19, 2020
Shareholders' Equity (Details) [Line Items]
Trading description								For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP was greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500.
Ordinary shares issued								40,000	45,000
Prepaid expenses (in Dollars)								$ 140
Ordinary shares issued (in Dollars)										$ 465
Commitment fee (in Dollars)									$ 77
Gross proceeds (in Dollars)	$ 2,000					$ 1,000
Exercisable annual period								3 years
Ordinary shares issued			7,188		7,665				41,090	158,023
Ordinary shares issued value (in Dollars)			$ 27		$ 12
Ordinary shares, shares authorized	800,000			6,000,000		400,000	4,000,000	8,000,000	6,000,000
Shares issued, Price per share (in Dollars per share)						$ 2.5
Issuance expenses (in Dollars)	$ 1,841					$ 65
Warrants issued						240,000
Warrants exercise price (in Dollars per share)						$ 3.3
Warrant, description								The warrants shall be exercisable for 3.5 years and shall be subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants shall be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company’s issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent.
Purchase warrants	720,000
Purchase price per shares (in Dollars per share)	$ 2.5
Exercise price per share (in Dollars per share)	$ 2.75
Debt instrument, description								The loan is paid in 12 monthly installments of principal and interest starting from March 2020. BOS issued to YA II warrants to purchase up to 100,000 Ordinary Shares of the Company at an exercise price of $3.00 per Ordinary Share. If at the time of exercise the shares underlying the warrants are not subject to an effective registration statement, the warrants may be exercised on a cashless basis. The warrants were exercisable for a period of two years from issuance.
Additional paid in capital warrant issued value (in Dollars)								$ 30
Ordinary Shares of no nominal value				2,000,000			2,000,000
Authorized shares				8,000,000			6,000,000
Ordinary shares nominal value				8,000,000
Share based compensation options description								Each option granted under the Plan expires five years from the date of the grant.
Capital gain tax rate								25.00%
Vesting period								3 years
Share-based compensation expense (in Dollars)								$ 67	$ 65	$ 81
Intrinsic value of options (in Dollars)								$ 70	$ 12	$ 0
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued								67,307
Stock Option [Member]
Shareholders' Equity (Details) [Line Items]
Share based compensation options description								In May 2003, the Company’s shareholders approved the adoption of the 2003 Israeli Stock Option Plan or the Plan. In December 2012, the Company’s shareholders approved a 10 year extension to the Plan, according to which the Board of Directors may grant options under the Plan through May 31, 2023. In December 2017, the shareholders approved an increase of the pool of shares reserved for issuances under the Plan, to 500,000 Ordinary Shares. In July 18, 2018, the Company’s shareholders approved (i) an increase of the number of Ordinary Shares available for issuance under the Plan, by 200,000 to a total of 700,000 Ordinary Shares, and (ii) an amendment of the Plan allowing for the grant of Ordinary Shares in addition to options.
Options available for future grants								57,784
Weighted-average grant-date fair value of options granted (in Dollars per share)								$ 3.32	$ 2.31	$ 1.97
Weighted-average grant-date fair value of unvested options (in Dollars per share)								$ 2.81
Options exercised								52,167	84,618	125,195
Non-vested share-based compensation (in Dollars)									$ 85	$ 219
Ya Global Member
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares (in Dollars)		$ 2,000
Ordinary shares issued										95,000
Commitment fee (in Dollars)										$ 35
Gross proceeds (in Dollars)									100
YA II [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Dollars)									$ 23
Ruby Tech Inc [Member] | YA II [Member]
Shareholders' Equity (Details) [Line Items]
Principal amount (in Dollars)														$ 600,000
Interest rate														8.00%
Director [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued								175,000			7,500		7,500
Director [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued								175,000
CEO, Eyal Cohen [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued											100,000
CFO, Moshe Zeltzer [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued												20,000